Severance, Restructuring and Acquisition Integration Activities - Severance, Restructuring and Integration Costs by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Total Costs	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 22,000	$ 9,200	$ 38,200	$ 1,400	$ 47,170	$ 70,827	$ 14,888
Broadcast Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs									39,078	48,440	12,128
Enterprise Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs									723	3,435	400
Industrial Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs									6,228	11,953	700
Industrial IT Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs									169	6,999	1,660
Network Security Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs									972
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance									19,101	37,254	5,430
Employee Severance [Member] | Broadcast Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance									16,694	19,908	4,112
Employee Severance [Member] | Enterprise Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance									(186)	2,300
Employee Severance [Member] | Industrial Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance									3,309	9,732
Employee Severance [Member] | Industrial IT Segment [Member]
Restructuring Cost and Reserve [Line Items]
Severance									(728)	5,314	1,318
Employee Severance [Member] | Network Security Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance									12
Other Than Severance Costs Restructuring and Integration Costs Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									28,069	33,573	9,458
Other Than Severance Costs Restructuring and Integration Costs Member] | Broadcast Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									22,384	28,532	8,016
Other Than Severance Costs Restructuring and Integration Costs Member] | Enterprise Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									909	1,135	400
Other Than Severance Costs Restructuring and Integration Costs Member] | Industrial Connectivity Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									2,919	2,221	700
Other Than Severance Costs Restructuring and Integration Costs Member] | Industrial IT Segment [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									897	$ 1,685	$ 342
Other Than Severance Costs Restructuring and Integration Costs Member] | Network Security Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs									$ 960